Fair Value of Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value of Measurements
5.	Fair Value Measurements

The Company elects to account for its convertible promissory notes issued from November through December 2019 to investors (“2019 Convertible Notes”) and related parties (“2019 Related Party Convertible Notes”), convertible promissory notes issued during 2023 to investors (“2023 Convertible Notes”) and to related parties (“2023 Related Party Convertible Notes), collectively referred to as “Convertible Notes”, which meet the required criteria, at fair value at inception and at each subsequent reporting date. Interest expense associated with the Convertible Notes is included in the change in fair value for the Convertible Notes. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. The carrying value of the Company’s Related Party Loans (as defined in Note 6) approximates fair value as the stated interest rate approximates market rates for similar loans and due to the short-term nature of such loans, which are due within three years or less from issuance.

The Company accounts for the fair value of its financial instruments under the framework established by US GAAP which defines fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.

The Company used the following methods and assumptions to estimate the fair value of its financial instruments:

Level 1 — Quoted prices in active markets for identical assets or liabilities the Company has the ability to access at the measurement date.

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of assets or liabilities.

Level 3 — Pricing inputs that are unobservable, supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial assets and financial liabilities are considered to be representative of their respective fair values because of the short-term nature of those instruments. The Company does not measure assets at fair value on a recurring basis.

Liabilities measured at fair value on a recurring basis are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of
	December 31,
	2022	Level 1	Level 2	Level 3
2019 Convertible Notes	$11,392	$—	$—	$11,392
2019 Related Party Convertible Notes	263	—	—	263
Total	$11,655	$—	$—	$11,655

	Fair Value Measurements at Reporting Date Using
	Balance as of
	June 30,
	2023	Level 1	Level 2	Level 3
2019 Convertible Notes	$13,751	$—	$—	$13,751
2019 Related Party Convertible Notes	307	—	—	307
2023 Convertible Notes	5,071	—	—	5,071
2023 Related Party Convertible Notes	135	—	—	135
Total	$19,264	$—	$—	$19,264

For the six months ended June 30, 2022, the Company recognized less than $0.1 million of expense associated with the change in fair value for each of the 2019 Convertible Notes and 2019 Related Party Convertible Notes.

The following tables present a reconciliation of the Convertible Notes, which are measured at fair value (in thousands) on a recurring basis using significant unobservable inputs (Level 3):

		2019		2023
		Related		Related
	2019	Party	2023	Party
	Convertible	Convertible	Convertible	Convertible
	Notes	Notes	Notes	Notes	Total
Balance as of December 31, 2022	$11,392	$263	$—	$—	$11,655
Issuance of Convertible Notes	—	—	4,700	125	4,825
Change in fair value	2,359	44	371	10	2,784
Balance as of June 30, 2023	$13,751	$307	$5,071	$135	$19,264

The Company determines the carrying amount of the Convertible Notes using a scenario-based analysis that estimates the fair value of the Convertible Notes based on the probability-weighted present value of expected future investment returns by measuring the fair value of similar debt instruments that do not have the conversion feature. If no similar debt instrument exists, fair value is estimated by using assumptions that market participants would use in pricing a debt instrument, including market interest rates, credit standing, yield curves and volatilities. Determining the fair value of the Convertible Notes requires the use of accounting estimates and assumptions. These estimates and assumptions are judgmental in nature and could have a significant impact on the determination of the debt, and the associated non-cash interest expense.

The following assumptions were used in determining the fair value of the Convertible notes as of:

	December 31,	June 30,
	2022	2023
Probability of conversion	—	75%
Probability of holding until maturity without conversion	—	25%
Remaining term until potential conversion trigger date (years)	—	0.17
Discount yield(1)	20%	13%
(1)	Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

5. Fair Value Measurements

The Company accounts for the fair value of its financial instruments under the framework established by US GAAP which defines fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.

The Company’s management used the following methods and assumptions to estimate the fair value of its financial instruments:

Level 1 — Quoted prices in active markets for identical assets or liabilities the Company has the ability to access at the measurement date.

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of assets or liabilities.

Level 3 — Pricing inputs that are unobservable, supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial assets and financial liabilities are considered to be representative of their respective fair values because of the short-term nature of those instruments. The Company does not measure assets at fair value on a recurring basis.

Liabilities measured at fair value on a recurring basis are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of
	December 31, 2021	Level 1	Level 2	Level 3
2019 Convertible Notes	$11,219	$—	$—	$11,219
Related Party Convertible Notes	259	—	—	259
Total	$11,478	$—	$—	$11,478

	Fair Value Measurements at Reporting Date Using
	Balance as of
	December 31, 2022	Level 1	Level 2	Level 3
2019 Convertible Notes	$11,392	$—	$—	$11,392
Related Party Convertible Notes	263	—	—	263
Total	$11,655	$—	$—	$11,655

The following table presents a reconciliation of the Convertible Notes, which are measured at fair value (in thousands) on a recurring basis using significant unobservable inputs (Level 3):

	2019	Related Party
	Convertible	Convertible
	Notes	Notes	Total
Balance as of December 31, 2020	$10,807	$528	$11,335
Transfer from related party to unrelated party	270	(270)	—
Change in fair value	142	1	143
Balance as of December 31, 2021	11,219	259	11,478
Change in fair value	173	4	177
Balance as of December 31, 2022	$11,392	$263	$11,655

The Company determines the carrying amount of the Convertible Notes by measuring the fair value of similar debt instruments that do not have the conversion feature. If no similar debt instrument exists, fair value is estimated by using assumptions that market participants would use in pricing a debt instrument, including market interest rates, credit standing, yield curves and volatilities. Determining the fair value of the Convertible Notes requires the use of accounting estimates and assumptions. These estimates and assumptions are judgmental in nature and could have a significant impact on the determination of the debt, and the associated non-cash interest expense.

The following assumptions were used in determining the fair value of the Convertible notes:

	As of
	December 31,
	2021	2022
Probability of conversion	90%	—
Probability of holding until maturity without conversion	10%	—
Remaining term until potential conversion trigger date (years)	0.75	—
Discount yield(1)	17%	20%
(1)	Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

Graf Acquisition Corp. IV [Member]
Fair Value of Measurements

Note 9—Fair Value of Measurements

At June 30, 2023, assets held in the Trust Account were comprised of $63,529,895 in cash and $0 in U.S. Treasury securities or money market funds. Through June 30, 2023, the Company withdrew $113,296,457 for redemptions and $381,239 for franchise and income taxes from the Trust Account.

At December 31, 2022, assets held in the Trust Account totaled $  , which was comprised of $172,885,459 in U.S. Treasury securities and $602,742 in cash and money market funds. Through December 31, 2022, the Company withdrew $568,642 for franchise and income taxes from the Trust Account.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023, and December 31, 2022, and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Quoted Prices in	Significant Other	Significant Other
June 30, 2023	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Liabilities
Derivative Warrant liability- Private warrants	$—	$—	$944,310

	Quoted Prices in	Significant Other	Significant Other
December 31, 2022	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets - Investments held in Trust Account (1)
U.S. Treasury securities	$172,885,459	$—	$—
Money market funds (1)	$602,742	$—	$—
Liabilities
Derivative Warrant liability- Private warrants	$—	$—	$424,940
(1)	Includes cash balance held within the Trust Account of $1,264 at December 31, 2022.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers to/from Levels 1, 2, and 3 during the three and six months ended June 30, 2023 and 2022.

Level 1 assets include investments in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Private Placement Warrants was measured at fair value using a Black-Scholes model. The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Black-Scholes model is assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

For the three and six months ended June 30, 2023, the Company recognized a loss in the unaudited condensed consolidated statements of operations resulting from an increase in fair value of the derivative warrant liability of approximately $1.8 million and $2.0 million, respectively, presented as change in fair value of derivative warrant liability in the accompanying unaudited condensed consolidated statements of operations. For the three and six months ended June 30, 2022, the Company recognized a gain in the unaudited condensed consolidated statements of operations resulting from a decrease in fair value of the derivative warrant liability of approximately $1.6 million and $4.3 million, respectively, presented as change in fair value of derivative warrant liability in the accompanying unaudited condensed consolidated statements of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	June 30, 2023	December 31, 2022
Exercise price	$11.50	$11.50
Share price	$10.33	$9.95
Expected term (years)	5.17	5.40
Volatility	0.5%	5.50%
Risk-free rate	4.12%	3.98%
Probability of completion of Business Combination	50.00%	10.00%
Dividend yield (per share)	0.00%	0.00%

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three and six months ended June 30, 2023, is summarized below.

Derivative warrant liability at December 31, 2022	$424,940
Change in fair value of derivative warrant liability	236,070
Derivative warrant liability at March 31, 2023	$661,010
Change in fair value of derivative warrant liability	283,300
Derivative warrant liability at June 30, 2023	$944,310

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three and six months ended June 30, 2022, is summarized below.

Derivative warrant liability at December 31, 2021	$5,571,410
Change in fair value of derivative warrant liability	(2,691,270)
Derivative warrant liability at March 31, 2022	2,880,140
Change in fair value of derivative warrant liability	(1,605,330)
Derivative warrant liability at June 30, 2022	$1,274,810

Note 10 — Fair Value of Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31,2022

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets - Investments held in Trust Account(1)
U.S. Treasury securities	$172,885,459	$—	$—
Money market funds(1)	$602,742	$—	$—
Liabilities
Derivative Warrant liability- Private warrants	$—	$—	$424,940

December 31,2021

		Significant	Significant
		Other	Other
	Quoted Prices in	Observable	Unobservable
	Active Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets - Investments held in Trust Account(1)
U.S. Treasury securities	$171,656,153	$—	$—
Liabilities
Derivative Warrant liability- Private warrants	$—	$—	$5,571,410
(1)	Includes cash balance held within the Trust Account of $1,264 and $1,153 at December 31, 2022 and 2021, respectively.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers to/from Levels 1, 2, and 3 during the period from January 28, 2021 (inception) through December 31, 2022.

Level 1 assets include investments in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Private Placement Warrants was measured at fair value using a Black-Scholes model. The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Black-Scholes model is assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

For the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021, the Company recognized a gain in the statements of operations resulting from a decrease in fair value of the derivative warrant liabilities of approximately $5.1 million and $5.7 million, respectively, presented as change in fair value of derivative warrant liability in the accompanying statements of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	December 31,	December 31,
	2022	2021
Exercise price	$11.50	$11.50
Share price	$9.95	$9.69
Expected term (years)	5.40	5.98
Volatility	5.50%	16.20%
Risk-free rate	3.98%	1.35%
Probability of completion of Business Combination	10.00%	100.00%
Dividend yield (per share)	0.00%	0.00%

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021, is summarized as follows:

Derivative warrant liability at December 31, 2021	$5,571,410
Change in fair value of derivative warrant liability	(5,146,470)
Derivative warrant liability at December 31, 2022	$424,940

Derivative warrant liability at January 28, 2021 (inception)	$—
Issuance of Private Placement Warrants	10,551,330
Issuance of Private Placement Warrants (over-allotment)	685,920
Change in fair value of derivative warrant liability	(5,665,840)
Derivative warrant liability at December 31, 2021	$5,571,410